Consolidated Statements of Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 758,212	$ 820,468	$ 910,893
Operating expenses	(234,054)	(180,874)	(165,499)
Depreciation	(203,772)	(216,885)	(242,966)
Amortization	(16,141)	(17,195)	(23,277)
Other operating gains (losses), net	107,615	(215)	(862)
Operating income	411,860	405,299	478,289
Interest expense	(187,994)	(203,760)	(258,261)
Loss on refinancing			(151,919)
Interest and other income	3,418	5,196	20,043
Loss on changes in fair value of financial instruments	(18,684)	(13,115)	(49,672)
Gain on foreign exchange	27,539	47,605	163,840
Income before tax	236,139	241,225	202,320
Tax (expense) recovery	(78,377)	4,353	(15,122)
Net income	157,762	245,578	187,198
Net income attributable to:
Telesat Corporation/Telesat Canada shareholders	103,542	245,578	187,198
Non-controlling interest	54,220
Net income	$ 157,762	$ 245,578	$ 187,198
Net income per share attributable to Telesat Corporation shareholders (Net income per common shares attributable to Telesat Canada common shareholders)
Basic (in Dollars per share)	$ 2.29	$ 4.96	$ 3.78
Diluted (in Dollars per share)	$ 2.22	$ 4.93	$ 3.76
Total Weighted Average Telesat Corporation Shares (Total Weighted Average Telesat Canada Common shares) Outstanding
Basic (in Shares)	45,168,650	49,537,082	49,519,663
Diluted (in Shares)	46,620,495	49,804,886	49,806,301